Reserves (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Total Reserves	£ 4,760	£ 5,153
Currency translation reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	3,344	3,888
Fair value through other comprehensive income reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(187)	(258)
Cash flow hedging reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	1,002	660
Own credit reserve [member]
Disclosure of reserves within equity [line items]
Total Reserves	(373)	(121)
Other reserves and treasury shares [member]
Disclosure of reserves within equity [line items]
Total Reserves	£ 974	£ 984